Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Components of income tax (expense) / credit
	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Current taxes (expense )
Hong Kong profits tax and the PRC EIT	-	(57)	(4)
Income tax expense	-	(57)	(4)

Deferred tax (expenses) / credit
Hong Kong and the PRC	(24)	147	(92)
Total deferred tax (expenses) / credit	(24)	147	(92)

Total (expense) / credit	(24)	90	(96)

Reconciling items from income tax
	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000

Income before income taxes	563	1,276	498
Computed tax using respective companies’ statutory tax rates	131	158	133
Change in valuation allowances	58	349	48
Under-provision for income taxes in prior years	-	(12)	-
Non-deductible expenses	(213)	(405)	(277)
Income tax (expense) / credit at effective tax rate	(24)	90	(96)

Components of deferred tax assets
	December 31,
	2022	2021
	US$’000	US$’000

Tax losses	649	614
Temporary differences	-	(3)
Less: Valuation allowances	(541)	(469)
Net deferred tax assets	108	142

ZHEJIANG TIANLAN
Components of income tax (expense) / credit
	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Current tax (credit) / expense
PRC EIT	(7)	(32)	757

Income tax (credit) / expense	(7)	(32)	757

Deferred tax (credit) / expense	(361)	(666)	1,101

Total deferred tax (credit) / expense	(361)	(666)	1,101

Total (credit) / expense	(368)	(698)	1,858

Reconciling items from income tax
	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Income before income tax	15,398	12,880	15,358
Computed tax using respective companies’ statutory tax rates	2,309	1,932	2,304
(Over)-provision for income tax in prior years	(69)	(39)	(48)
Temporary differences	2,089	401	182
Tax effect of revenue not subject to tax	3	-	-
Tax effect of expenses not deductible for tax purposes	500	286	2,306
Tax effect of special deduction for research and development costs	(5,257)	(3,263)	(3,001)
Others	57	(15)	115
Income taxes (credit) / expense at effective tax rate	(368)	(698)	1,858

Components of deferred tax assets
	December 31,
	2022	2021
	RMB’000	RMB’000

Allowance for doubtful accounts	5,680	6,188
Deferred government grant	154	583
Impairment losses on assets	5,978	6,940
Tax losses	2,854	594

Total deferred tax assets	14,666	14,305